INCOME TAXES - Schedule of Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INCOME TAXES
PRC statutory income tax rate	25.00%	25.00%	25.00%
Impact of different tax rates in other jurisdictions	(1.80%)	(2.10%)	(5.30%)
Research and development bonus deduction	2.00%	0.80%	1.40%
Non-deductible selling, general and administrative expenses
Non-deductible expenses	(1.60%)	(1.30%)	(1.40%)
Preferential tax rates	(11.20%)	(10.80%)	(0.30%)
Change of tax rates	(2.90%)	(2.20%)	0.00%
Change in valuation allowance	(5.20%)	(5.60%)	(14.30%)
Withholding tax			(4.30%)
Actual income tax expense	4.30%	3.80%	0.80%